GBL SUM SUP-1 041111
Summary Prospectus Supplement dated April 11, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Global Fund
The following information replaces the table in its entirety appearing under the heading “Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Dana Love	Portfolio Manager (lead)	2004”

GBL SUM SUP-2 041111
Summary Prospectus Supplement dated April 11, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Global Fund
The following information replaces the table in its entirety appearing under the heading “Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Dana Love	Portfolio Manager (lead)	2004”